Other Assets (Summary of Other Assets) (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Miscellaneous non-current assets [abstract]
Ammonia catalyst	$ 100	$ 99